Taxation (Details) - Schedule of Net Operating Tax Loss Carry Forwards ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	¥ 369,363
Loss expiring in 2024 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	29,847
Loss expiring in 2025 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	33,277
Loss expiring in 2026 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	46,188
Loss expiring in 2027 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	73,089
Loss expiring in 2028 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	30,894
Loss expiring in 2029 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	32,922
Loss expiring in 2030 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	39,553
Loss expiring in 2031 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	53,947
Loss expiring in 2032 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	24,256
Loss expiring in 2033 and after [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	¥ 5,390